FEDERATED HERMES MUNICIPAL BOND FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 26, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MUNICIPAL BOND FUND, INC. (the “Registrant”)
Class A Shares Class C Shares Class F Shares Institutional Shares

1933 Act File No. 002-57181
1940 Act File No. 811-02677

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2023, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 95 on May 24, 2023.

If you have any questions on the enclosed material, please contact Sheryl McCall at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary